DEBT (Tables)	12 Months Ended
Dec. 31, 2021
DEBT
Schedule of short-term and long-term debt

The short-term and long-term debt as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Short-term debt:
Long-term bank borrowings, current portion	251	2,464
Short-term bank borrowings	851	692
Convertible senior notes, current portion	—	3,029
FF&E liability, current portion	40	47
Total	1,142	6,232

Long-term debt:
Long-term bank borrowings, non-current portion	4,384	211
Convertible senior notes, non-current portion	6,318	3,158
FF&E liability, non-current portion	135	180
Others	19	16
Total	10,856	3,565

Schedule of contractual maturities of the group's long-term debt

The contractual maturities of the Group’s debt as of December 31, 2021 were as follows:

Year Ending December 31,	Principle Amounts
2022	6,232
2023	111
2024	3,314
2025	71
2026	23
Thereafter	76
Total	9,827